SUPPLEMENT TO THE PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION

OF

  WELLS FARGO ADVANTAGE INTERNATIONAL EQUITY FUNDS

For the Wells Fargo Advantage Global Opportunities Fund

  (the “Fund”)

Effective immediately, Oleg Makhorine is added as a Portfolio Manager for the Fund. A biographical description for Mr. Makhorine is included among the Portfolio Manager biographies listed for Wells Capital Management Incorporated as follows:

Mr. Makhorine joined Wells Capital Management or one of its predecessors in 2005.  He currently serves as an associate Portfolio Manager on the Global Special Value Equity team.

            The Management of Other Accounts and Beneficial Ownership in the Funds tables in thesection entitled “Portfolio Managers” in the Fund’s Statement of Additional Information isamended to add the following information:

            Wells Capital Management Incorporated

Oleg Makhorine[1]	Registered Investment Companies
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	0
	Total Assets Managed	$0
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0

1 Mr. Makhorine became portfolio manager of the Fund on June 15, 2012. The information presented in this table is as of the Fund’s fiscal year end, at which time he was not a manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership
Wells Capital Management Incorporated
Oleg Makhorine	Global Opportunities Fund	$0

June 15, 2012                                                                                                              IEIT062/P304SP